Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALPS ETF Trust
Prospectus Date	rr_ProspectusDate	Mar. 31, 2012
Supplement [Text Block]	afs1_SupplementTextBlock

ALPS ETF TRUST

JEFFERIES|TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND

SUPPLEMENT DATED OCTOBER 3, 2012

TO THE PROSPECTUS DATED MARCH 31, 2012, AS SUPPLEMENTED

Effective immediately, all references to www.jamfunds.com should be replaced with www.alpsfunds.com.

In addition, the information below replaces the sections titled “Fund Performance” and “Premium/Discount Information” of the Prospectus:

Fund Performance

On July 1, 2011, ALPS Advisors, Inc. assumed all responsibility for selecting the Fund’s investments.  Performance figures shown below for periods before July 1, 2011 represent performance of the Fund during the times when the Fund’s investments were selected by the prior sub-advisor to the Fund.  The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index and of another benchmark of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.alpsfunds.com or by calling 866.675.2639.

Jefferies|TR/J CRB Global Commodity Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	afs1_SupplementTextBlock

ALPS ETF TRUST

JEFFERIES|TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND

SUPPLEMENT DATED OCTOBER 3, 2012

TO THE PROSPECTUS DATED MARCH 31, 2012, AS SUPPLEMENTED

Effective immediately, all references to www.jamfunds.com should be replaced with www.alpsfunds.com.

In addition, the information below replaces the sections titled “Fund Performance” and “Premium/Discount Information” of the Prospectus:

Fund Performance

On July 1, 2011, ALPS Advisors, Inc. assumed all responsibility for selecting the Fund’s investments.  Performance figures shown below for periods before July 1, 2011 represent performance of the Fund during the times when the Fund’s investments were selected by the prior sub-advisor to the Fund.  The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index and of another benchmark of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.alpsfunds.com or by calling 866.675.2639.